N-4	Jun. 20, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Jun. 20, 2024
Amendment Flag	false
C000021010 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Disciplined Small Cap Portfolio - Initial Class
Current Expenses [Percent]	32.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	32.00%
C000005695 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Global Portfolio - Class I♦
Current Expenses [Percent]	78.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	78.00%
C000005726 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio - Class I♦
Current Expenses [Percent]	57.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	57.00%